Employee Benefit Plans and Postretirement Benefits - Pre-tax Amounts Recognized in Accumulated Other Comprehensive Income (Loss) (Details) $ in Millions	Dec. 31, 2020 USD ($)
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Unrecognized actuarial losses	$ 793
Unrecognized prior service credit	3
Accumulated other comprehensive loss	796
Healthcare
Defined Benefit Plan Disclosure [Line Items]
Unrecognized actuarial losses	59
Unrecognized prior service credit	(242)
Accumulated other comprehensive loss	(183)
Other
Defined Benefit Plan Disclosure [Line Items]
Unrecognized actuarial losses	109
Unrecognized prior service credit	(6)
Accumulated other comprehensive loss	$ 103